Statements of Income and Changes in Member's Equity (Advantage Hand Therapy and Orthopedic Rehabilitation, LLC) - USD ($)	Total	Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
Patient revenues, net		$ 1,189,878
Operating expenses:
Rent	0	80,007
Salaries and benefits	33,589	719,780
General and administrative	21,192	230,118
Depreciation		25,460
Total operating expenses	234,047	1,055,365
Operating income	(219,047)	134,513
Other income (expense):
Other income	4	218
Interest expense		(4,657)
Total other income (expense)	4	(4,439)
Net income	(380,797)	130,074
Members' equity, beginning of the period at Dec. 31, 2015		155,644
Other income (expense):
Distributions		(109,287)
Members' equity (deficit), end of the period at Dec. 31, 2016		176,431
Patient revenues, net	49,087	593,494
Operating expenses:
Rent	0	48,806
Salaries and benefits	416,441	357,283
General and administrative	131,441	135,408
Depreciation	15,320	9,318
Total operating expenses	620,780	550,815
Operating income	(499,493)	42,679
Other income (expense):
Other income	3,948	158
Interest expense	(14,240)	(2,445)
Total other income (expense)	(10,292)	(2,287)
Net income	42,603	40,392
Members' equity, beginning of the period at Dec. 31, 2016		176,431
Other income (expense):
Distributions		(74,303)
Members' equity (deficit), end of the period at Jun. 30, 2017		142,520
Patient revenues, net	654,625	1,271,630
Operating expenses:
Rent	191,758	84,717
Salaries and benefits	967,627	717,376
General and administrative	465,740	324,114
Depreciation	65,895	17,930
Total operating expenses	1,701,092	1,144,137
Operating income	(915,067)	127,493
Other income (expense):
Other income	14,821	216
Interest expense	(27,151)	(4,929)
Total other income (expense)	(15,074)	(4,713)
Net income	(57,181)	122,780
Members' equity, beginning of the period at Dec. 31, 2016		176,431
Other income (expense):
Distributions		(121,717)
Members' equity (deficit), end of the period at Dec. 31, 2017		177,494
Patient revenues, net	838,556	661,377
Operating expenses:
Rent	166,997	38,622
Salaries and benefits	1,035,265	373,497
General and administrative	976,831	190,176
Depreciation	120,504	8,148
Total operating expenses	2,404,327	610,443
Operating income	(1,501,771)	50,934
Other income (expense):
Other income	5,429	154
Interest expense	(56,280)	(3,272)
Total other income (expense)	(32,495)	(3,118)
Net income	$ (1,136,616)	47,816
Members' equity, beginning of the period at Dec. 31, 2017		177,494
Other income (expense):
Distributions		(75,355)
Members' equity (deficit), end of the period at Jun. 30, 2018		$ 149,955